UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response.........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/07 - 3/31/07

Item 1 - Schedule of Investments - March 31, 2007 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note 1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 146.86% (d)
Aerospace and Defense - 2.84%
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	1,739
375	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.50%, 04/01/15 (g)	B3	388
750	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.875%, 04/01/15 (g)	B3	776
425	Hawker Beechcraft Acquisition Company LLC,
	Senior Subordinated Notes, 9.75%, 04/01/17 (g)	Caa1	445
1,225	L3 Communications Corporation, Senior Subordinated
	Notes, 6.375%, 10/15/15	Ba3	1,217
600	Sequa Corporation, Senior Notes,
	9%, 08/01/09	B2	633
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	854
			6,052
Automobile - 8.07%
800	Accuride Corporation, Senior Subordinated Notes,
	8.50%, 02/01/15	B3	806
800	ADESA, Inc., Senior Subordinated Notes,
	7.625%, 06/15/12	B1	850
575	American Axle and Manufacturing, Inc., Senior Notes,
	7.875, 03/01/17	Ba3	575
1,025	Cooper Standard Automotive, Inc., Senior Subordinated
	Notes, 8.375%, 12/15/14	Caa1	860
4,675	Ford Motor Credit Company, Senior Notes,
	9.81% 04/15/12	B1	4,915
425	General Motors Corporation, Senior Notes,
	7.125%, 07/15/13	Caa1	394
1,200	General Motors Corporation, Senior Notes,
	7.20%, 01/15/11	Caa1	1,134
125	General Motors Corporation, Senior Notes,
	7.70%, 04/15/16	Caa1	117
2,700	General Motors Corporation, Senior Notes,
	8.375%, 07/15/33	Caa1	2,423
1,475	The Goodyear Tire & Rubber Company, Senior Notes,
	8.675%, 12/01/11 (g)	B2	1,587
1,100	The Goodyear Tire & Rubber Company, Senior Notes,
	9.14%, 12/01/09 (g)	B2	1,106
625	IAAI Finance Corp., Senior Notes,
	11%, 04/01/13	Caa1	723
1,650	Tenneco Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	B3	1,724
			17,214
Beverage, Food and Tobacco - 2.71%
1,025	Del Monte Corporation, Senior Subordinated
	Notes, 8.625%, 12/15/12	B2	1,074
1,325	Hexion Specialty Chemicals, Inc., Senior Notes,
	9.75%, 11/15/14 (g)	B3	1,388
325	Hexion Specialty Chemicals, Inc., Senior Notes,
	9.86%, 11/15/14 (g)	B3	333
525	NPI Merger Corporation, Senior Notes,
	9.40% 10/15/13 (g)	B3	543
775	NPI Merger Corporation, Senior Subordinated Notes,
	10.75%, 04/15/14 (g)	Caa1	835
1,050	Reynolds American, Inc., Senior Notes,
	7.25%, 06/01/13	Ba2	1,101
475	Reynolds American, Inc., Senior Notes,
	7.625%, 06/01/16	Ba2	505
			5,779
Broadcasting and Entertainment - 9.58%
1,650	Allbritton Communications Company, Senior
	Subordinated Notes, 7.75%, 12/15/12	B1	1,691
75	AMC Entertainment, Inc., Senior Subordinated Notes,
	8%, 03/01/14	B3	76
1,350	AMC Entertainment, Inc., Senior Subordinated Notes,
	11%, 02/01/16	B3	1,537
400	Barrington Broadcasting Group, LLC, Senior
	Subordinated Notes, 10.50%, 08/15/14 (g)	B3	423
425	Canadian Satellite Radio, Senior Notes,
	12.75%, 02/15/14	(e)	432
2,500	CCH II LLC, Senior Notes
	10.25%, 09/15/10	Caa2	2,641
250	Cinemark, Inc., Senior Discount Notes, 9.75%,
	03/15/14 (b)(g)	B3	229
1,000	CSC Holdings, Inc., Senior Notes,
	7.25%, 07/15/08	B2	1,010
1,303	DIRECTV Holdings, LLC, Senior Notes,
	8.375%, 03/15/13	Ba3	1,373
500	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	504
775	EchoStar DBS Corporation, Senior Notes,
	7%, 10/01/13	Ba3	798
175	Fisher Communications, Inc., Senior Notes,
	8.625%, 09/15/14	B2	187
195	Insight Midwest, L.P., Senior Notes,
	9.75%, 10/01/09	B2	198

500	Intelsat Subsidiary Holding Company, Ltd., Senior Notes,
	8.25%, 01/15/13	B2	521
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	531
225	Mediacom Broadband, LLC, Senior Notes,
	8.50%, 10/15/15	B3	230
50	Mediacom Broadband, LLC, Senior Notes,
	8.50%, 10/15/15 (g)	B3	51
625	Nexstar Broadcasting, Inc., Senior Subordinated Notes
	7%, 01/15/14	B3	600
1,200	Nexstar Holdings, Inc., Senior Notes,
	11.375%, 04/01/13 (b)	Caa1	1,163
924	Panamsat Corp., Senior Notes,
	9%, 08/15/14	B2	999
575	Quebecor World Capital Corporation, Senior Notes,
	6.125%, 11/15/13	B2	535
500	Quebecor World, Inc., Senior Notes,
	9.75%, 01/15/15 (g)	B2	528
250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B2	267
500	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Baa3	523
300	Shaw Communications, Inc., Senior Notes,
	8.25%, 04/11/10	Ba1	320
950	Sinclair Broadcast Group, Inc., Senior Subordinated
	Notes, 8%, 03/15/12	B1	983
425	Sirius Satellite Radio, Inc., Senior Notes,
	9.625%, 08/01/13	Caa1	427
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	245
825	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba2	833
575	XM Satellite Radio, Inc., Senior Notes
	9.75%, 05/01/14	Caa1	581
			20,436
Building and Real Estate - 4.87%
900	AMH Holdings, Inc., Senior Discount Notes,
	11.25%, 03/01/14 (b)	Caa2	637
625	B.F. Saul Real Estate Investment Trust, Senior Secured
	Notes, 7.50%, 03/01/14	Ba2	638
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated
	Notes, 9.75%, 02/15/10	B3	1,068
500	FelCor Lodging Limited Partnership, Senior Notes,
	8.50%, 06/01/11	Ba3	535
100	Host Marriott, L.P., Senior Notes,
	6.375%, 03/15/15	Ba1	100
2,700	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	2,727
550	Host Marriott, L.P., Senior Notes,
	7.125%, 11/01/13	Ba1	562
875	K. Hovnanian Enterprises, Inc., Senior Notes,
	6.25%, 01/15/16	Ba1	770
875	KB Home, Senior Notes,
	6.25%, 06/15/15	Ba1	788
375	Meritage Home Corporation, Senior Notes,
	6.25%, 03/15/15	Ba2	334
525	Meritage Home Corporation, Senior Notes,
	7%, 05/1/14	Ba2	499
875	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	Ba3	899
500	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba2	512
325	Ventas Realty, Limited Partnership, Senior Notes,
	6.75%, 06/01/10	Ba2	334
			10,403
Cargo Transport - .20%
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B3	431
Chemicals, Plastics and Rubber - 4.23%
525	AEP Industries, Inc., Senior Notes,
	7.875%, 03/15/13	B1	538
1,000	BCP Caylux Holdings Luxembourg S.C.A., Senior
	Subordinated Notes, 9.625%, 06/15/14	B2	1,136
550	Hercules, Incorporated, Senior Subordinated Notes,
	6.75%, 10/15/29	Ba3	550
1,475	Huntsman International LLC, Senior Subordinated
	Notes, 7.875%, 11/15/14 (g)	B2	1,534
1,175	Ineos Group Holdings, plc, Senior Notes,
	8.50%, 02/15/16 (g)	B2	1,134
1,000	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,068
500	KI Holding., Senior Secured Notes,
	9.875%, 11/15/14 (b)	B3	421
500	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	B2	542
500	Lyondell Chemical Corporation, Senior Notes,
	8.25%, 09/15/16	B1	536
825	Nell AF S.a.r.l. Senior Notes,
	8.375%, 08/15/15 (g)	B2	860
150	Plastipak Holdings, Inc., Senior Notes,
	8.50%, 12/15/15 (g)	B3	159
525	PolyOne Corporation, Senior Notes,
	10.625%, 05/15/10	B2	555
			9,033

Containers, Packaging and Glass - 9.03%
350	Abitibi-Consolidated Company of Canada, Senior Notes,
	8.375%, 04/01/15	B3	328
825	Abitibi-Consolidated, Inc., Senior Notes,
	8.55%, 08/01/10	B3	833
650	Ball Corporation, Senior Notes,
	6.875%, 12/15/12	Ba1	660
825	Berry Plastics Holding Corporation, Senior Secured
	Notes, 8.875%, 09/15/14	B2	841
350	Berry Plastics Holding Corporation, Senior Secured
	Notes, 9.235%, 09/15/14	B2	357
950	Boise Cascade, LLC, Senior Subordinated,
	Notes, 7.125%, 10/15/14	B2	938
175	Bowater Canada Finance Corporation, Senior Notes,
	7.95%, 11/15/11	B3	170
775	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	816
525	Covalence Specialty Materials, Senior Subordinated Notes,
	10.25%, 03/01/16 (g)	B3	533
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	B2	254
1,100	Domtar Inc., Senior Notes,
	7.125%, 08/15/15	B2	1,100
275	Domtar Inc., Senior Notes,
	7.875%, 10/15/11	B2	288
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	B2	112
375	Georgia-Pacific Corporation, Senior Notes,
	7%, 01/15/15 (g)	Ba3	375
1,300	Georgia-Pacific Corporation, Senior Notes,
	7.125%, 01/15/17 (g)	Ba3	1,302
525	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	538
525	Georgia-Pacific Corporation, Senior Notes,
	8.125%, 05/15/11	B2	551
325	Graham Packaging Company, Senior Notes,
	8.50%, 10/15/12	Caa1	330
450	Graphic Packaging International Inc., Senior Notes,
	8.50%, 08/15/11	B2	468
325	Graphic Packaging International Inc., Senior Subordinated,
	Notes, 9.50%, 08/15/13	B3	346
518	MDP Acquisitions Plc, Senior Notes,
	9.625%, 10/01/12	B2	549
125	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B2	137
625	NewPage Corporation, Senior Secured Notes,
	11.61%, 05/01/12	B2	682
475	NewPage Corporation, Senior Subordinated Notes,
	12%, 05/01/13	B3	520
700	Norske Skog Canada Ltd., Senior Notes
	7.375%, 03/01/14	B2	676
600	Owens-Brockway Glass Container, Inc., Senior Secured
	6.75%, 12/01/14	B3	595
1,175	Owens-Brockway Glass Container, Inc., Senior Secured
	Notes, 8.75%, 11/15/12	Ba2	1,241
500	Owens-Brockway Glass Container, Inc., Senior Secured
	Notes, 8.875%, 02/15/09	Ba2	510
375	Silgan Holdings Inc., Senior Subordinated Notes,
	6.75%, 11/15/13	B1	372
825	Smurfit-Stone Enterprises, Inc., Senior Notes,
	8%, 03/15/17 (g)	B3	806
325	Stone Container Corporation, Senior Notes,
	8.375%, 07/01/12	B3	325
400	Stone Container Finance Company of Canada,
	Senior Notes, 7.375%, 07/15/14	B3	383
175	Verso Paper Holdings, LLC, Senior Notes,
	9.11%, 08/01/14 (g)	B2	180
350	Verso Paper Holdings, LLC, Senior Notes,
	9.125%, 08/01/14 (g)	B2	366
750	Verso Paper Holdings, LLC, Senior Subordinated Notes,
	11.375%, 08/01/16 (g)	B3	787
			19,269
Diversified/Conglomerate Manufacturing - 1.70%
850	Bombardier Inc., Senior Notes,
	6.75%, 05/01/12 (g)	Ba2	844
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	515
2,175	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	B3	2,276
			3,635
Diversified/Conglomerate Service - 4.44%
2,100	Education Management, LLC, Senior Subordinated
	Notes, 10.25%, 06/01/16	Caa1	2,273
950	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14	B1	1,026
800	IKON Office Solutions, Inc., Senior Notes,
	7.75%, 09/15/15	Ba3	834
450	Interline Brands, Inc., Senior Subordinated Notes,
	8.125%, 06/15/14	B3	462
910	Invensys plc, Senior Notes,
	9.875%, 03/15/11 (g)	B2	980
504	Mobile Mini, Inc., Senior Notes,
	9.50%, 07/01/13	B1	540
650	Mobile Services Group, Inc., Senior Notes
	9.75%, 08/01/14 (g)	B3	687

800	Neff Rental LLC, Senior Notes,
	11.25%, 06/15/12	Caa1	889
825	Rental Services Corporation, Senior Notes
	9.50%, 12/01/14 (g)	Caa1	877
850	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13	B3	901
			9,469
Ecological - 1.36%
950	Allied Waste North America, Senior Notes,
	7.875%, 04/15/13	B1	986
1,250	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	B3	1,319
575	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	609
			2,914
Electronics - 10.09%
800	Avago Technologies Finance, Pte. Ltd., Senior Notes,
	10.125%, 12/01/13	B2	866
825	Celestica Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B2	804
675	Conexant Systems, Inc., Senior Notes
	9.11%, 11/15/10 (g)	B1	693
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	711
1,350	Freescale Semiconductor, Inc., Senior Notes,
	9.23%, 12/15/14 (g)	B1	1,350
2,000	Freescale Semiconductor, Inc., Senior Subordinated Notes,
	10.125%, 12/15/16 (g)	B2	2,000
475	General Cable Corporation, Senior Notes,
	7.125%, 04/01/17 (g)	B1	480
375	General Cable Corporation, Senior Notes,
	7.725%, 04/01/15 (g)	B1	378
900	iPayment Inc., Senior Subordinated Notes,
	9.75%, 05/15/14	Caa1	936
692	iPayment Inc., Senior Subordinated Notes,
	11.625%, 07/15/14 (g)(i)	(e)	708
1,450	Nortel Networks, Ltd., Senior Notes,
	9.61%, 07/15/11 (g)	B3	1,552
675	NXP, B.V., Senior Notes,
	8.11%, 10/15/13 (g)	Ba2	690
1,650	NXP, B.V., Senior Notes,
	9.50%, 10/15/15 (g)	B2	1,704
350	Serena Software, Inc., Senior Subordinated Notes,
	10.375%, 03/15/16	Caa1	380
550	Spansion Technology, Inc., Senior Notes,
	11.25%, 01/15/16 (g)	Caa1	569
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	336
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba2	363
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba2	343
1,425	Sunguard Data Systems, Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	1,528
475	Superior Essex Communications, Senior Notes,
	9%, 04/15/12	B3	490
75	TDS Investor Corporation, Senior Notes,
	9.985%, 9/01/14 (g)	B3	77
1,225	TDS Investor Corporation, Senior Subordinated
	Notes, 11.875%, 09/01/16 (g)	Caa1	1,354
325	Unisys Corporation, Senior Notes,
	6.875%, 03/15/10	B2	327
425	Unisys Corporation, Senior Notes,
	7.875%, 04/01/08	B2	429
250	Unisys Corporation, Senior Notes,
	8%, 10/15/12	B2	252
900	Xerox Corp., Senior Notes,
	6.40%, 03/15/16	Baa3	927
1,225	Xerox Corp., Senior Notes,
	6.75%, 02/01/17	Baa3	1,288
			21,535
Finance - 3.39%
3,250	General Motors Acceptance Corporation, Senior Notes,
	6.875%, 08/28/12	Ba1	3,247
1,800	General Motors Acceptance Corporation, Senior Notes,
	7.56%, 12/01/14	Ba1	1,822
1,015	Global Cash Access LLC, Senior Subordinated Notes,
	8.75%, 03/15/12	B3	1,063
1,100	Leucadia National Corporation, Senior Notes,
	7%, 08/15/13	Ba2	1,101
			7,233
Furnishings, Housewares, Durable Consumer Products - .91%
1,050	Sealy Mattress Company, Senior Subordinated
	Notes, 8.25%, 06/15/14	B2	1,104
1,025	Simmons Company, Senior Discount Notes,
	10%, 12/15/14 (b)	B3	848
			1,952
Grocery - .14%
300	Pathmark Stores, Inc., Senior Subordinated Notes,
	8.75%, 02/01/12	Caa2	308

Healthcare, Education and Childcare - 6.01%
525	Community Health Systems, Inc., Senior Subordinated
	Notes, 6.50%, 12/15/12	B2	542
1,425	Concentra Operating Corporation, Senior Subordinated
	Notes, 9.50%, 08/15/10	B3	1,503
625	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16	Caa1	684
600	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B1	600
575	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B2	582
575	Fresenius Medical Care Capital Trust IV,
	7.875%, 06/15/11	B1	601
1,125	Genesis Healthcare Corporation, Senior Subordinated
	Notes, 8%, 10/15/13	B1	1,195
2,300	HCA Inc., Senior Notes,
	9.25%, 11/15/16 (g)	B2	2,484
50	HCA Inc., Senior Notes,
	9.625%, 11/15/16 (g)	B2	54
700	Invacare Corporation, Senior Notes,
	9.75%, 02/15/15 (g)	B2	707
350	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	Ba3	353
725	Team Health, Inc., Senior Subordinated Notes,
	11.25%, 12/01/13	Caa1	772
850	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B1	901
1,175	Vanguard Health Holding Company II, LLC, Senior
	Subordinated Notes, 9%, 10/01/14	Caa1	1,198
625	VWR International, Inc., Senior
	Subordinated Notes, 8%, 04/15/14	B3	653
			12,829
Hotels, Motels, Inns and Gaming - 4.66%
1,025	American Casino & Entertainment Properties LLC,
	Senior Secured Notes, 7.85%, 02/01/12	B3	1,067
825	Buffalo Thunder Development Authority, Senior Notes,
	9.375%, 12/15/14 (g)	B2	844
475	Chukchansi Economic Development Authority, Senior
	Notes, 8.877%, 11/15/12 (g)	B2	487
525	Little Traverse Bay Bands of Odawa Indians, Senior
	Notes, 10.25%, 02/15/14 (g)	B2	539
1,500	MGM MIRAGE, Senior Notes,
	8.50%, 09/15/10	Ba2	1,607
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated
	Notes, 8%, 04/01/12	Ba2	1,143
350	MTR Gaming Group, Inc., Senior Notes,
	9.75%, 04/01/10	B1	368
225	MTR Gaming Group, Inc., Senior Subordinated Notes,
	9%, 06/01/12	B3	235
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B3	1,430
975	Poster Financial group, Inc., Senior Notes,
	8.75%, 12/01/11	B3	1,005
700	Trump Entertainment ResortsHoldings, L.P., Senior
	Secured Notes, 8.50%, 06/01/15	Caa1	708
475	Tunica Biloxi Gaming Authority, Senior Notes,
	9%, 11/15/15 (g)	B2	505
			9,938
Leisure, Amusement and Entertainment - 1.34%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes,
	10%, 03/01/10	B3	835
775	K2 Inc., Senior Notes,
	7.375%, 07/01/14	B1	774
1,175	Universal City Development Partners, Ltd., Senior
	Notes, 11.75%, 04/01/10	B2	1,250
			2,859
Machinery - .89%
675	Baldor Electric Company, Senior Notes,
	8.625%, 02/15/17	B3	713
1,125	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B2	1,192
			1,905
Mining, Steel, Iron and Non-Precious Metals - 8.56%
650	Aleris International, Inc., Senior Subordinated Notes,
	10%, 12/15/16 (g)	Caa1	683
825	Alpha Natural Resources, LLC, Senior Notes,
	10%, 06/01/12	B3	883
575	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	B1	569
450	Century Aluminum Company, Senior Notes,
	7.50%, 08/15/14	B1	464
925	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	971
350	ESCO Corporation, Senior Notes,
	9.23%, 12/15/13 (g)	B2	363
1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,136

1,375	Freeport-McMoran Copper & Gold, Inc., Senior Notes,
	8.25%, 04/01/15	Ba3	1,478
6,175	Freeport-McMoran Copper & Gold, Inc., Senior Notes,
	8.375%, 04/01/17	Ba3	6,669
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba2	800
1,000	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	Ba3	1,010
375	Metals USA, Inc., Senior Notes,
	11.125%, 12/01/15	B3	416
850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	B2	899
450	Peabody Energy Corporation, Senior Notes,
	7.375%, 11/01/16	Ba1	473
850	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	852
575	Tube City IMS Corporation, Senior Subordinated Notes,
	9.75%, 02/01/15 (g)	B3	595
			18,261
Oil and Gas - 12.31%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	B1	76
1,650	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	B1	1,671
1,050	Chaparral Energy, Inc., Senior Notes,
	8.50%, 12/01/15	Caa1	1,039
1,000	CHC Helicopter Corporation, Senior Subordinated
	Notes, 7.375%, 05/01/14	B1	978
550	Chesapeake Energy Corporation, Senior Notes,
	6.50%, 08/15/17	Ba2	543
1,900	Chesapeake Energy Corporation, Senior Notes,
	6.875%, 11/15/20	Ba2	1,895
200	Compagnie Generale de Geophysique-Veritas, Senior
	Notes, 7.50%, 05/15/15	Ba3	207
975	Compagnie Generale de Geophysique-Veritas, Senior
	Notes, 7.75%, 05/15/17	Ba3	1,019
1,075	Compton Petroleum Finance Corporation, Senior
	Notes, 7.625%, 12/01/13	B2	1,051
750	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B2	776
725	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 04/01/13	B1	730
350	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 12/15/15	B1	353
1,075	Encore Acquisition Company, Senior Subordinated
	Notes, 7.25%, 12/01/17	B1	1,019
1,225	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	1,271
250	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	246
1,000	Hanover Compressor Company, Senior Notes,
	7.50%, 04/15/13	B2	1,020
1,250	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,234
850	Mission Energy Holding Company, Senior Notes,
	13.50%, 07/15/08	B2	927
875	Offshore Logistics, Inc., Senior Notes,
	6.125%, 06/15/13	Ba2	828
875	Petrohawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13	B3	931
500	Plains Exploration and Production Company, Senior
	Notes, 7%, 03/15/17	Ba3	502
525	Range Resources Corporation, Senior Subordinated
	Notes, 6.375%, 03/15/15	B1	517
325	Range Resources Corporation, Senior Subordinated
	Notes, 7.375%, 07/15/13	B1	331
475	Range Resources Corporation, Senior Subordinated
	7.50%, 05/15/16	B1	488
825	Stallion Oilfield Services, Ltd., Senior Notes
	9.75%, 02/01/15 (g)	B3	841
750	Stewart & Stevenson, LLC, Senior Notes,
	10%, 07/15/14 (g)	B3	783
825	Stone Energy Corporation, Senior Notes,
	8.11%, 07/15/10 (g)	B3	826
650	Williams Clayton Energy, Inc., Senior Notes,
	7.75%, 08/01/13	B3	611
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Ba2	190
3,100	Williams Companies, Inc., Senior Notes,
	8.125%, 03/15/12	Ba2	3,363
			26,266
Personal, Food and Miscellaneous Services - 4.01%
225	American Greetings Corporation, Senior Notes,
	7.375%, 06/01/16	Ba2	233
1,550	Aramark Corporation, Senior Notes,
	8.86%, 02/01/15 (g)	B3	1,595
750	FTD, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	B3	750
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	830
750	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	786
600	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B2	615
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B1	906

475	Real Mex Restaurants, Inc., Senior Notes,
	10.25%, 04/01/10	Ba2	499
900	Restaurant Company, Senior Notes,
	10%, 10/01/13	B3	877
1,400	West Corporation, Senior Subordinated Notes,
	11%, 10/15/16 (g)	Caa1	1,473
			8,564
Personal Non-Durable Consumer Products - .98%
800	ACCO Brands Corporation, Senior Subordinated
	Notes, 7.625%, 08/15/15	B2	800
519	American Achievement Group Holding Corp.,
	Senior Notes, 12.75%, 10/01/12 (i)	Caa1	557
50	Jostens Holding Corporation, Senior Notes,
	10.25%, 12/01/13 (b)	B3	46
675	Jostens Intermediate Holding Corp., Senior
	Subordinated Notes, 7.625%, 10/01/12	B2	687
			2,090
Personal Transportation - .86%
850	American Railcar Industries, Incorporated, Senior
	Notes, 7.50%, 03/01/14 (g)	B1	876
975	Continental Airlines, Inc., Senior Notes,
	8.75%, 12/01/11	B3	955
			1,831
Printing and Publishing - 9.02%
1,225	Advanstar Communications Inc., Senior Secured Notes,
	10.75%, 08/15/10	B1	1,326
575	Advanstar Communications Inc., Senior Subordinated
	Notes, 12%, 02/15/11	Caa1	599
675	Advanstar Inc., Senior Discount Debentures,
	15%, 10/15/11	(e)	702
428	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12 (i)	B3	436
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	B2	871
1,053	CanWest Media, Inc., Senior Subordinated Notes,
	8%, 09/15/12	B2	1,086
1,137	Dex Media East LLC, Senior Subordinated Notes,
	12.125%, 11/15/12	B2	1,244
75	Dex Media Inc., Senior Discount Notes,
	9%, 11/15/13 (b)	B3	70
800	Dex Media West LLC, Senior Subordinated Notes,
	9.875%, 08/15/13	B2	873
725	Haights Cross Communications Operating Company,
	Senior Notes, 11.75%, 08/15/11	Caa2	768
3,025	Idearc, Inc., Senior Notes,
	8%, 11/15/16 (g)	B2	3,108
1,750	Lamar Publishing Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	Ba3	1,704
225	MediaNews Group, Inc., Senior Subordinated Notes,
	6.375%, 04/01/14	B2	199
650	MediaNews Group, Inc., Senior Subordinated Notes,
	6.875%, 10/01/13	B2	600
1,000	Morris Publishing Group, LLC, Senior Subordinated
	Notes, 7%, 08/01/13	B1	960
1,450	R.H. Donnelley Finance Corporation, Senior Notes,
	8.875%, 01/15/16	B3	1,546
1,900	R.H. Donnelley Inc., Senior
	Subordinated Notes, 10.875%, 12/15/12	B2	2,054
1,125	Valassis Communications, Inc., Senior Notes,
	8.25%, 03/01/15 (g)	B3	1,105
			19,251
Retail Stores - 4.34%
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated
	Notes, 7.50%, 12/15/13	Ba2	1,026
300	AutoNation, Inc. Senior Notes,
	7%, 04/15/14	Ba2	302
275	AutoNation, Inc. Senior Notes,
	7.36%, 04/15/13	Ba2	278
875	Bon-Ton Department Stores, Inc., Senior Notes,
	10.25%, 03/15/14	B3	938
1,600	GameStop Corporation, Senior Notes,
	8%, 10/01/12	B1	1,700
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	1,163
1,400	Nebraska Book Company, Inc., Senior Subordinated
	Notes, 8.625%, 03/15/12	B3	1,412
50	Payless Shoesource, Inc., Senior Subordinated Notes,
	8.25%, 08/01/13	B1	52
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14 (g)	B2	822
388	Susser Holdings, LLC, Senior Notes,
	10.625%, 12/15/13	B2	423
975	Yankee Acquisition Corporation, Senior Notes,
	8.50%, 02/15/15 (g)	B3	987
150	Yankee Acquisition Corporation, Senior Subordinated
	Notes, 9.75%, 02/15/17 (g)	Caa1	152
			9,255

Telecommunications - 18.31%
16	American Cellular Corporation, Senior Notes,
	10%, 08/01/11	B3	17
150	American Towers, Inc., Senior Subordinated Notes,
	7.25%, 12/01/11	Ba1	155
475	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12 (g)	B3	503
1,075	Centennial Cellular Operating Co. LLC, Senior Notes,
	10.125%, 06/15/13	B2	1,162
475	Centennial Communications Corp., Senior Notes,
	10%, 01/01/13	Caa1	512
2,200	Citizens Communications Company, Senior Notes,
	7.125%, 03/15/19 (g)	Ba2	2,194
2,000	Citizens Communications Company, Senior Notes,
	9%, 08/15/31	Ba2	2,190
1,625	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14 (g)	Caa2	1,714
1,050	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B3	1,113
600	Dobson Cellular Systems, Inc., Senior Secured
	Notes, 9.875%, 11/01/12	B1	654
925	Dobson Communications Corporation, Senior Notes,
	8.875%, 10/01/13	Caa1	955
850	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B1	848
425	Horizon PCS Escrow Company, Senior Notes,
	11.375%, 07/15/12	B3	470
450	iPCS Escrow Company, Senior Notes,
	11.50%, 05/01/12	B3	495
192	Level 3 Communications, Inc., Convertible Subordinated
	Bonds, 6%, 09/15/09	Caa3	186
183	Level 3 Communications, Inc., Convertible Subordinated
	Notes, 6%, 03/15/10	Caa3	176
1,275	Level 3 Communications, Inc., Senior Notes,
	9.25%, 11/01/14 (g)	B3	1,313
725	Lucent Technologies, Inc., Senior Notes
	6.45%, 03/15/29	Ba2	654
1,275	Lucent Technologies, Inc., Senior Notes
	6.50%, 01/15/28	Ba2	1,151
1,625	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14 (g)	Caa2	1,718
2,675	Nordic Telephone Company Holdings ApS., Senior
	Notes, 8.875%, 05/01/16 (g)	B2	2,862
1,250	Qwest Corporation, Senior Notes,
	7.50%, 10/01/14	Ba1	1,320
500	Qwest Corporation, Senior Notes,
	7.875%, 09/01/11	Ba1	531
825	Qwest Corporation, Senior Notes,
	8.61%, 06/15/13	Ba1	899
975	Qwest Corporation, Senior Notes,
	8.875%, 03/15/12	Ba1	1,081
375	Rogers Wireless Inc., Senior Secured Notes,
	7.50%, 03/15/15	Baa3	407
2,400	Rogers Wireless Inc., Senior Secured Notes,
	8%, 12/15/12	Ba1	2,544
1,000	Rogers Wireless Inc., Senior Secured Notes,
	9.625%, 05/01/11	Baa3	1,145
1,550	Rural Cellular Corporation, Senior Notes,
	8.25%, 03/15/12	Ba3	1,624
325	Rural Cellular Corporation, Senior Subordinated Notes,
	11.11%, 11/01/12	Caa2	338
650	Syniverse Technologies, Inc., Senior Subordianted
	Notes, 7.75%, 08/15/13	B1	638
100	Time Warner Telecom Holdings, Inc., Senior Notes,
	9.25%, 02/15/14	B3	107
850	Tim Hellas Telecommuncations, Senior Notes,
	11.115%, 01/15/15 (g)	Caa1	884
500	Valor Telecommunications Enterprise, L.L.C., Senior
	Notes, 7.75%, 02/15/15	Baa3	541
1,525	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,758
3,850	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	4,211
			39,070
Textiles and Leather -.66%
500	AGY Holding Corporation, Senior Notes,
	11%, 11/15/14 (g)	B2	519
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	B3	109
760	Rafaella Apparel Group, Inc., Senior Secured,
	11.25%, 06/15/11	B2	775
			1,403
Utilities - 11.35%
350	The AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	367
1,075	The AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,164
2,500	The AES Corporation, Senior Secured Notes,
	9%, 05/15/15 (g)	Ba3	2,669
1,050	Allegheny Energy Supply Company, LLC,
	Senior Notes, 8.25%, 04/15/12 (g)	Ba3	1,150

1,700	Midwest Generation, LLC, Senior Secured Notes,
	8.75%, 05/01/34	Ba2	1,849
825	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	Caa1	846
3,225	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13	B2	3,306
1,275	NRG Energy, Inc., Senior Notes,
	7.25%, 02/01/14	B1	1,308
4,800	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	4,926
1,650	Orion Power Holdings, Inc., Senior Notes,
	12%, 05/01/10	B2	1,910
450	Reliant Energy, Incorporated, Senior Notes,
	6.75%, 12/15/04	B2	475
400	Reliant Energy, Incorporated, Senior Notes,
	9.50%, 07/15/13	B2	436
700	Roseton-Danskammer 2001, Senior Secured Notes,
	7.27%, 11/08/10	Ba3	714
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	B1	239
2,050	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	B1	2,206
600	Utilicorp Canada Financial Corporation, Senior Notes,
	7.75%, 06/15/11	B2	646
			24,211
	Total Corporate Debt Securities
	(Total cost of $306,082)		313,396
BANK DEBT - 4.41% (d)
Automobile - .24%
500	The Goodyear Tire & Rubber Company,
	8.89%, 03/01/11 (h)	(e)	504
Broadcasting and Entertainment - .94%
2,000	Univision Communications Inc.,
	7.57%, 09/15/14 (h)	(e)	2,000
Electronics - .87%
748	Infor Enterprise Solutions Holdings, Inc.,
	9.10%, 07/28/12 (h)	(e)	752
500	Infor Global Solutions, Inc.,
	11.60%, 03/15/14 (h)	(e)	509
600	Sanmina-SCI Corporation,
	7.875%, 01/31/08 (h)	Ba2	602
			1,863
Oil and Gas - 1.31%
498	Lyondell Chemical Company,
	6.86%, 10/13/13 (h)	(e)	498
1,500	SandRidge Energy, Inc.,
	8.625%, 04/01/15 (h)	(e)	1,530
750	SandRidge Energy, Inc.,
	8.975%, 04/01/14 (h)	(e)	758
			2,786
Printing and Publishing - .23%
500	Penton Media, inc.,
	7.62%, 02/01/13 (h)	(e)	502
Telecommunications - .82%
1,750	MetroPCS Wireless, Inc.,
	7.625%, 11/03/13 (h)	(e)	1,759

	Total Bank Debt (Total cost of $9,384)		9,414

Shares
PREFERRED STOCK - .84% (d)
Automobile - .59%
60,925	General Motors Corporation, Senior Convertible,
	Series B, Preferred Stock, 5.25%.	Caa1	1,263
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A,
	Preferred Stock, 15.50% (a)(c)	(e)	—
Broadcasting and Entertainment - .25%
483	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75%	B3	532
	Total Preferred Stock (Total cost of $6,687)		1,795
COMMON STOCK and WARRANTS - .04% (d)
27,474	WestFed Holdings, Inc.,
	Common Stock (a)(c)		—
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)(h)		90
	Total Common Stock and Warrants
	(Total cost of $2,295)		90

Principal
Amount
SHORT-TERM INVESTMENTS - 5.07% (d)
1,500	BASF (AG), Commercial
	Paper, Due 04/04/07,
	Discount of 5.27%	P-1	1,499
2,000	Cargill, Inc., Commercial
	Paper, Due 04/12/07,
	Discount of 5.24%	P-1	1,997
2,000	Ciesco, LLC, Commercial
	Paper, Due 05/10/07,
	Discount of 5.24%	P-1	1,989
2,000	Fairway Finance Company LLC,
	Commercial Paper, Due 04/05/07,
	Discount of 5.26%	P-1	1,999
349	MetLife Funding, Inc.,
	Commercial Paper, Due 04/02/07,
	Discount of 5.41%	P-1	349
1,000	New York State Power Authority,
	Commercial Paper, Due 05/04/07,
	Discount of 5.25%	P-1	995
2,000	Tulip Funding Corporation,
	Commercial Paper, Due 04/25/07,
	Discount of 5.26%	P-1	1,993

	Total Short-Term Investments
	(Total cost of $10,821)		10,821

	Total Investments
	(Total cost of $335,269)		335,516

(a)          Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)         Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)          Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2007 was $90.

(d)         Percentages indicated are based on total net assets to common shareholders of $213,403.

(e)          Not rated.

(f)            Non-income producing.

(g)         Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for vaulation policy.  Total market value of Rule 144A securities amounted to $74,807 as of March 31, 2007.

(h)         Restricted as to public resale. At the date of acquisition, these securities were valued at cost.  The total value of restricted securities owned at March 31, 2007 was $9,504 or 4.45% of total net assets to common shareholders.

(i)             Pay-In-Kind Security

Note 1 to Schedule of Investments - March 31, 2007 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $90,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 15, 2007

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 15, 2007